Schedule of Investments (unaudited) May 31, 2020	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 107.8%
U.S. Treasury Bill
0.00%, 06/02/20(a)(b)	$1,952,858	$1,952,853,528
0.00%, 06/30/20(a)(b)	1,200,444	1,200,323,127
0.00%, 07/02/20(a)(b)	1,557,686	1,557,498,205
0.02%, 06/25/20(a)(c)	4,337,935	4,337,594,710
0.11%, 08/13/20(a)	48,834	48,820,755
0.12%, 07/09/20(a)	500,000	499,930,070
0.12%, 08/20/20(a)	458,509	458,358,710
0.12%, 10/01/20(a)(c)	135,707	135,631,117
0.13%, 08/27/20(a)	580,187	579,983,691
0.13%, 09/17/20(a)	2,320,869	2,319,737,576
0.13%, 12/31/20(a)(c)	194,084	193,884,478
0.14%, 09/01/20(a)	439,055	438,892,304
0.14%, 09/15/20(a)	24,681	24,670,463
0.14%, 10/20/20(a)	509,360	509,040,799
0.15%, 09/24/20(a)	1,954,187	1,953,141,373
0.15%, 10/27/20(a)	638,219	637,799,192
0.16%, 07/16/20(a)	555,919	555,826,923
0.16%, 11/27/20(a)	499,000	498,578,205
0.17%, 11/03/20(a)	745,607	745,055,206
0.17%, 02/25/21(a)	640,072	639,217,081
U.S. Treasury Note/Bond
1.13%, 02/28/21	413,074	415,946,153
1.25%, 03/31/21	1,204	1,214,488
1.38%, 09/30/20	283	284,105
1.38%, 01/31/21	143,685	144,824,378
1.38%, 04/30/21	197,293	199,404,651
1.50%, 06/15/20	362,324	362,516,532
1.50%, 07/15/20	22,898	22,936,173
1.63%, 06/30/20	6,784	6,792,184
1.63%, 07/31/20(c)	65,127	65,288,463
1.63%, 10/15/20	115	115,606
1.63%, 11/30/20	15,513	15,624,500
1.75%, 10/31/20	1,680	1,690,697
1.75%, 12/31/20	161,791	163,257,231
1.88%, 06/30/20	2,068	2,070,906
2.00%, 07/31/20	257,996	258,795,003
2.00%, 09/30/20	433	435,571
2.00%, 11/30/20(c)	1,554,152	1,568,175,797
2.00%, 02/28/21	734,991	744,867,442

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 08/31/20	$12,459	$12,520,423
2.13%, 01/31/21	619,667	627,606,483
2.25%, 03/31/21	563,964	573,546,983
2.25%, 04/30/21	413,321	421,022,332
2.38%, 12/31/20	28,362	28,722,064
2.38%, 03/15/21	162,313	165,102,755
2.50%, 06/30/20	8,285	8,300,767
2.50%, 12/31/20	14,372	14,565,124
2.50%, 01/31/21	3,021	3,067,495
2.50%, 02/28/21	17,118	17,412,884
2.63%, 08/15/20	35,647	35,830,131
2.63%, 11/15/20	702,509	710,275,019
2.75%, 09/30/20	659	664,535
2.75%, 11/30/20	163,972	166,066,486
3.63%, 02/15/21	123,732	126,723,801
8.75%, 08/15/20	181,298	184,515,922

		26,357,020,597

Total U.S. Government Obligations — 107.8% (Cost: $26,331,213,681)		26,357,020,597

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(d)(e)(f)	1,584,772	1,584,772,000

Total Short-Term Investments — 6.5% (Cost: $1,584,772,000)		1,584,772,000

Total Investments in Securities — 114.3% (Cost: $27,915,985,681)		27,941,792,597

Other Assets, Less Liabilities — (14.3)%		(3,501,879,855)

Net Assets — 100.0%		$24,439,912,742

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,531,897	52,875	1,584,772	$1,584,772,000	$2,925,674	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$26,357,020,597	$—	$26,357,020,597
Money Market Funds	1,584,772,000	—	—	1,584,772,000

	$1,584,772,000	$26,357,020,597	$—	$27,941,792,597

2